Liquidity and Financial Condition - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 15, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liquidity And Financial Condition [Line Items]
Net loss		$ (18,657)	$ (61,606)
Accumulated deficit		(107,409)	(90,680)
Total cash and restricted cash		3,174	$ 969
G E M Yield Bahamas Limited | Forecast
Disclosure Of Liquidity And Financial Condition [Line Items]
Cash received from share purchase agreement	$ 5,250
Fund Future [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Total cash and restricted cash		$ 2,851